EQUITY (Details 1) ¥ in Thousands, $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares
IfrsStatementLineItems [Line Items]
Beginning balance		$ 65,351	¥ 450,782		¥ 450,782
Ending balance		$ 62,146	¥ 450,782	$ 65,351	¥ 450,782		¥ 450,782
Number of shares, Beginning balance		40,948,082	40,948,082	40,948,082	40,948,082
Share capital, Beginning balance		$ 62,146	¥ 450,782	$ 62,146	¥ 450,782
Common shares issued through private placement, in shares
Common shares issued through private placement
Effect of five-to-one share combination	[1]	(32,750,185)	(32,750,185)
Effect of five-to-one share combination, share capital	[1]
Number of shares, Ending balance		8,197,897	8,197,897	40,948,082	40,948,082	40,948,082	40,948,082
Share capital, Ending balance		$ 62,146	¥ 450,782	$ 62,146	¥ 450,782	$ 62,146	¥ 450,782
Other Capital Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		$ 106,600	¥ 735,319	104,251	719,110	114,236	787,987
Equity inventive share-based payment				2,342	16,209
Deemed distribution to the controlling shareholder						(10,967)	(75,651)
Equity-settled share-based payment						335	2,311
Others						647	4,463
Ending balance				$ 106,600	¥ 735,319	$ 104,251	¥ 719,110

[1]	On April 3, 2023, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on a 5-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.